Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forward	$32,312	$27,288
Temporary differences mainly relating to Research and Development	3,581	2,241

Deferred tax asset before valuation allowance	35,893	29,529
Valuation allowance	(35,893)	(29,529)
Deferred tax asset, net	$-	$-